Loans and Other Borrowings - Summary of Reconciliation From Most Directly Comparable IFRS Measure to Net Debt (Detail) - GBP (£) £ in Millions	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Loans and other borrowings	£ 14,275		£ 12,713	£ 14,761
Cash and cash equivalents	(528)	[1]	(528)	(996)
Current asset investments	(3,022)	[1]	(1,520)	(2,918)
Total	10,725		10,665	10,847
To retranslate debt balances at swap rates where hedged by currency swaps	(874)		(1,419)	(652)
To remove accrued interest applied to reflect the effective interest method and fair value adjustments	(224)		(314)	(357)
Net debt	9,627		8,932	9,838
Total listed bonds	13,491		11,405	12,457
Finance leases	223		229	233
Acquisition facility				181
Other loans	532		710	561
Bank overdrafts (note 24)	29		17	537
Total other loans and borrowings	561		1,079	2,071
1.625% Bond Due June 2016 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds				419
1.125% bond due March 2023 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	961		942	873
8.50% Bond Due December 2016 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds				696
3.5% Bond Due February 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds				398
1.25% Bond Due February 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds				348
6.625% Bond Due June 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds			526	525
5.95% Bond Due January 2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds			891	775
3.25% Bond Due August 2018 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	541		539	510
2.35% Bond Due February 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	572		642	558
4.38% Bond Due March 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	455		460	464
1.125% Bond Due June 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	883		863	800
8.625% Bond Due March 2020 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	300		300	300
0.625% Bond Due March 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	1,309		1,282	1,190
0.5% Bond Due June 2022 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	502
1% Bond Due June 2024 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	506
1% Bond Due November 2024 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	959
3.50% Index Linked Bond Due April 2025 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	419		403	396
1.5% Bond Due June 2027 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	1,009
5.75% Bond Due December 2028 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	721		731	741
9.125% Bond Due December 2030 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	1,943		2,191	1,910
1.75% Bond Due March 2026 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	1,137		1,113	1,032
6.375% Bond Due June 2037 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	522		522	522
3.125% Bond Due November 2031 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	502
LIBOR Plus 0.95% Syndicated Loan Facilities Due April 2016 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loan due				438
3.625% bond due November 2047 [Member]
Disclosure of detailed information about borrowings [Line Items]
Total listed bonds	£ 250
2.21% Bank Loan Due December 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loan due			£ 352	£ 354

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.